STOCKBASED COMPENSATION (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
STOCK BASED COMPENSATION
Disclosure of share-based compensation arrangements by share-based payment award
	Awards Reserved for Issuance	Awards Exercised	Awards Outstanding	Awards Available for Grant

2016 Equity Incentive Plan	497,776	-	248,888	248,888
2018 Equity Incentive Plan	17,364,171	4,022,133	6,754,353	6,587,685
2019 Equity Incentive Plan	24,062,129	34,884	14,027,519	9,999,726

	Awards Reserved for Issuance	Awards Exercised	Awards Outstanding	Awards Available for Grant

2016 Equity Incentive Plan	999,906	—	499,953	499,953
2018 Equity Incentive Plan	29,920,933	4,022,133	13,326,509	12,572,291
2019 Equity Incentive Plan	61,109,696	34,884	37,617,531	23,457,281

Share-based payment arrangement, activity
	(in thousands, except for shares / options)
	For the Three Months Ended
	June 30, 2023		June 30, 2022
Type of Award	Number of Shares or Options Granted	Stock-Based Compensation Expense	Number of Shares or Options Granted	Stock-Based Compensation Expense

Stock Options	-	$89	400,000	$1,352

Stock Grants:
Employees (Common Stock)	-	-	1,200,000	170
Directors (Common Stock)	-	-	259,796	29
Non-Employee Consultants (Common Stock)	79,997,091	1,553	725,000	129

Total Stock-Based Compensation Expense		$1,642		$1,680

	(in thousands, except for shares / options)
	For the Six Months Ended
	June 30, 2023		June 30, 2022
Type of Award	Number of Shares or Options Granted	Stock-Based Compensation Expense	Number of Shares or Options Granted	Stock-Based Compensation Expense

Stock Options	-	$187	400,000	$3,174

Stock Grants:
Employees (Common Stock)	-	-	2,100,000	352
Directors (Common Stock)	-	-	943,128	213
Non-Employee Consultants (Common Stock)	96,178,321	1,910	725,000	129

Total Stock-Based Compensation Expense		$2,097		$3,868

	(in thousands, except for number of shares or options) For the Year Ended
	December 31, 2022		December 31, 2021
Type of Award	Number of Shares or Options Granted	Stock-Based Compensation Expense	Number of Shares or Options Granted	Stock- Based Compensation Expense

Stock Options	1,075,001	$3,659	89,930,019	$2,415

Stock Grants:
Employees (Common Stock)	2,100,000	352	250,000	68
Directors (Common Stock)	943,128	213	1,917,837	495
Non–Employee Consultants (Common Stock)	16,906,230	695	4,556,603	1,079

Total Stock–Based Compensation Expense		$4,919		$4,057

Share-based payment arrangement, option, activity
	Number of	Weighted- Average Exercise Price Per Share	Weighted- Average Remaining Contractual Life	Aggregate Intrinsic Value of In-the-Money Options

Options Outstanding as of January 1, 2023	52,821,099	$0.23
Forfeited	(31,695,340)	$0.23
Options Outstanding as of June 30, 2023	21,125,759	$0.23	7.1 years	$-
Options Exercisable as of June 30, 2023	15,931,299	$0.28	7.5 years	$-

	Number of Shares	Weighted- Average Exercise Price Per Share	Weighted- Average Remaining Contractual Life	Aggregate Intrinsic Value of In- the-Money Options

Options Outstanding as of December 31, 2020	17,492,830	$0.41
Granted	88,627,220	$0.23
Exercised	(3,910,805)	$—
Forfeited	(13,547,745)	$0.15
Expired	(410,120)	$0.41
Options Outstanding as of December 31, 2021	88,251,380	$0.20
Granted	1,075,001	$0.14
Exercised	(146,212)	$0.07
Forfeited	(19,365,073)	$0.13
Expired	(16,993,997)	$0.17
Options Outstanding as of December 31, 2022	52,821,099	$0.23	7.9 years	$2,846
Options Exercisable as of December 31, 2022	36,825,119	$0.27	7.6 years	$—

Schedule of stock option awards on a straight-line basis
	Year Ended December 31,
	2022	2021
Expected Term	5.2 years	5 years
Volatility	103.0%	106.7%
Risk-Free Interest Rate	0.9%	0.8%
Dividend Yield	0%	0%